Basic and diluted (loss) earnings per share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Computation of Earnings (Loss) Per Share and Weighted Average Shares of Common Stock Outstanding

The computation of loss per share and weighted average shares of the Company’s common stock outstanding for the three months ended March 31, 2021 and 2020 are as follows (in thousands, except per share data):

	Three Months Ended March 31,
	2021	2020
Numerator:
Loss attributable to common stockholders—basic and diluted	$(4,175)	$(553)
Denominator:
Weighted average shares outstanding—basic and diluted	1	1
Loss per share:
Basic and diluted	$(4,175)	$(553)

The computation of (loss) earnings per share and weighted average shares of the Company’s common stock outstanding for the years ended December 31, 2020, 2019 and 2018 are as follows (in thousands, except per share data):

	Year Ended
	2020	2019	2018
Numerator:
(Loss) income attributable to common stockholders—basic and diluted	$(4,645)	$(6,913)	$1,886
Denominator:
Weighted average shares outstanding—basic and diluted	1	1	1
(Loss) earnings per share:
Basic and diluted	$(4,645)	$(6,913)	$1,886